Investments in Affiliates - Additional Information (Detail) - USD ($) $ in Thousands	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Schedule Of Equity Method Investments [Line Items]
Recorded equity method goodwill	$ 8,915	$ 8,915
Investments In Affiliates [Member]
Schedule Of Equity Method Investments [Line Items]
Equity in undistributed earnings of affiliates	50,700	$ 52,800	$ 57,200
Recorded equity method goodwill	$ 4,600